Financial instruments - Fair values and risk management - Notional principal amounts (Details)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 £ / €	Mar. 31, 2024 $ / €	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 £ / €	Mar. 31, 2023 $ / €	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 £ / €	Mar. 31, 2022 $ / €
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	1.0000	0.8548	1.0793	1.0000	0.8791	1.0839	1.0000	0.8422	1.1065
Cash Flow Hedges
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Hedged exchange rate | $ / €			1.12
Foriegn currency forward contracts
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Notional amount	€ 4,851,500,000			€ 7,076,600,000			€ 6,705,500,000
Forward foreign exchange contracts - Within 1 Year
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Notional amount	4,403,600,000			5,873,100,000			4,607,700,000
Forward foreign exchange contracts - Greater than 1 Year
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 447,900,000			€ 1,203,500,000			€ 2,097,800,000